Property and equipment	9 Months Ended
Sep. 30, 2023
Property and equipment
Property and equipment

8. Property and equipment

A continuity of the Company’s property and equipment is as follows:

Cost	Equipment	Leasehold improvements	Total
	$	$	$

December 31, 2021	238,988	3,655,734	3,894,722
Additions	31,251	-	31,251
Foreign exchange	(583)	(115)	(698)
December 31, 2022	269,656	3,655,619	3,925,275

December 31, 2022	269,656	3,655,619	3,925,275
Acquisition of Engine	128,823	-	128,823
Additions	-	-	-
Foreign exchange	(85)	-	(85)
September 30, 2023	398,394	3,655,619	4,054,013

Accumulated depreciation	Equipment	Leasehold improvements	Total
	$	$	$

December 31, 2021	27,434	238,530	265,964
Depreciation	112,938	544,653	657,591
Foreign exchange	(163)	-	(163)
December 31 2022	140,209	783,183	923,392

December 31, 2022	140,209	783,183	923,392
Depreciation	108,241	408,489	516,730
Foreign exchange	(5)	-	(5)
September 30, 2023	248,445	1,191,672	1,440,117

Net book value	Equipment	Leasehold improvements	Total
	$	$	$

December 31, 2022	129,447	2,872,436	3,001,883
September 30, 2023	149,949	2,463,947	2,613,896